CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Aug. 31, 2023	May 31, 2023
CURRENT ASSETS:
Cash	$ 5,061,723	$ 4,832,682
Accounts receivable, net	455,886	417,016
Inventory, net	2,069,968	1,311,864
Prepaid expenses and other current assets	485,609	801,360
Total Current Assets	8,073,186	7,362,922
OTHER ASSETS:
Property and equipment, net	199,561	157,463
Intangible assets, net	363,299	382,674
Right of use asset	86,111	101,845
Other assets	12,194	12,195
Goodwill	2,152,215	2,152,215
Total Other Assets	2,813,380	2,806,392
TOTAL ASSETS	10,886,566	10,169,314
CURRENT LIABILITIES:
Accounts payable	1,077,005	908,606
Customer deposits	92,817	183,688
Equipment payable, current	1,375	2,200
Contract liabilities, current	909,883	827,106
Notes payable	155,334	172,588
Due to related party	58,980	158,072
Lease Liability, current	68,558	65,824
Income Tax Liability	296,902	230,913
Other current liabilities	768,185	305,664
Total Current Liabilities	3,429,039	2,854,661
LONG TERM LIABILITIES:
Lease liability, long term	18,650	36,752
Contract liabilities, long term	561,359	605,942
Total Long Term Liabilities	580,009	642,694
Total Liabilities	4,009,048	3,497,355
Commitments and contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value; 300,000,000 shares authorized; 250,000,000 and no shares issued and outstanding as of August 31, 2023 and May 31, 2023	25,000	25,000
Common stock, $0.0001 par value: 450,000,000 shares authorized; 117,076,949 shares issued, and outstanding as of August 31, 2023 and May 31, 2023	11,708	11,708
Additional paid-in capital	10,153,350	10,102,243
Accumulated deficit	(3,312,540)	(3,466,992)
Total Stockholders’ Equity	6,877,518	6,671,959
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,886,566	$ 10,169,314